Investment Strategy - Janus Henderson AA-A CLO ETF	Feb. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in collateralized loan obligations (“CLOs”) of any maturity that are rated between and inclusive of AA+ and A- (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)) at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser. For purposes of the Fund’s investment policies, CLOs are floating- or fixed-rate debt securities issued in different tranches, with varying degrees of credit risk, by a trust or other special purpose vehicle and backed by an underlying portfolio consisting primarily of below investment grade corporate loans. Such loans may include senior secured loans, senior unsecured loans and subordinate corporate loans, which may individually be rated below investment grade or the equivalent if unrated. The underlying loans are selected by a CLO’s manager. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, to include a downgrade in the rating of one or more CLOs.

The Fund may invest up to 10% of its net assets: i) directly in investment grade CLOs rated below A- (as rated by an NRSRO) at the time of purchase, or if unrated, determined to be of comparable credit quality by the Adviser or ii) in affiliated exchange-traded funds (“ETFs”), including the Janus Henderson B-BBB CLO ETF, which primarily provides exposure to investment grade CLOs rated below A-.

The Fund will not invest directly in CLOs rated below investment grade at the time of purchase (as rated by an NRSRO), or if unrated, determined to be of comparable credit quality by the Adviser.

After purchase, a CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Fund will consider whether to continue to hold the CLO.

The Fund may purchase CLOs both in the primary and secondary markets.

The Fund will not invest more than 5% of its portfolio in any single CLO and will not invest more than 15% of its portfolio in CLOs managed by a single CLO manager.

The Fund will limit its investment in fixed-rate CLOs to a maximum of 10% of its net assets.

The Fund will invest primarily in CLOs that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLOs that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it will seek to hedge its exposure to foreign currency.

The Fund’s use of derivatives will be limited to: (i) currency forward contracts or futures contracts to hedge any foreign currency exposure back to the U.S. dollar, and (ii) total return swaps in accordance with the Fund’s investment objective. The Fund will limit total return swaps to no more than 10% of its net assets valued at notional value. Derivatives will not be used for any other purposes.

The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.

The Fund is “actively-managed” and does not seek to replicate the composition or performance of any particular index. Accordingly, portfolio management has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Portfolio management applies a “bottom up” approach to selecting investments to purchase and sell. This means that portfolio management looks at securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. Portfolio management’s analysis with respect to security selection includes due diligence of CLO managers to discern each manager’s investment process, credit sector analysis, risk appetite, approach to risk management, and corporate governance. Additional factors, such as the CLO manager’s tenure and track record in the CLO market, issuance record and secondary market trading frequency, assist in portfolio management’s analysis of both quality and liquidity. Under normal circumstances, the Fund will generally sell or dispose of its portfolio investments to take advantage of mispricing in the secondary market or when, in the opinion of the Adviser, the initial investment thesis changes with respect to a particular security or CLO manager, including as the result of changing market conditions.

The Fund is classified as nondiversified, which allows it to hold larger positions in securities, compared to a fund that is classified as diversified.